Securities at fair value through other comprehensive income (FVOCI) - Schedule of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument- Securities, Segregated by Stages (Details) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	R$ 2,673,301
Financial assets at end of period	2,880,511	R$ 2,673,301
Stage 1 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(116)	(117)
(Increase) / Reversal	98	(33)
Write-off	0	0
Financial assets at end of period	(18)	(116)
Stage 1 | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	55
Stage 1 | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	14	0
Stage 1 | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	(14)	(21)
Stage 1 | Cure from stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 1 | Government securities | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(43)	(38)
(Increase) / Reversal	40	(5)
Write-off	0	0
Financial assets at end of period	(3)	(43)
Stage 1 | Government securities | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 1 | Government securities | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 1 | Government securities | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 1 | Corporate securities | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(73)	(79)
(Increase) / Reversal	58	(28)
Write-off	0	0
Financial assets at end of period	(15)	(73)
Stage 1 | Corporate securities | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	55
Stage 1 | Corporate securities | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	14	0
Stage 1 | Corporate securities | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	(14)	(21)
Stage 1 | Corporate securities | Cure from stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 2 | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(127)
Financial assets at end of period		(127)
Stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(127)	(24)
(Increase) / Reversal	0	(69)
Write-off	0	0
Financial assets at end of period	0	(127)
Stage 2 | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	14	21
Stage 2 | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	113	0
Stage 2 | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	55
Stage 2 | Cure from stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 2 | Corporate securities | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(127)	(24)
(Increase) / Reversal	0	(69)
Write-off	0	0
Financial assets at end of period	0	(127)
Stage 2 | Corporate securities | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	14	21
Stage 2 | Corporate securities | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	113	0
Stage 2 | Corporate securities | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	55
Stage 2 | Corporate securities | Cure from stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 3 | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(14)
Financial assets at end of period		(14)
Stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(14)	(26)
(Increase) / Reversal	(321)	12
Write-off	0	0
Financial assets at end of period	(462)	(14)
Stage 3 | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 3 | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 3 | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	14	0
Stage 3 | Cure from stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	113	0
Stage 3 | Corporate securities | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Financial assets at beginning of period	(14)	(26)
(Increase) / Reversal	(321)	12
Write-off	0	0
Financial assets at end of period	(462)	(14)
Stage 3 | Corporate securities | Transfer to stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 3 | Corporate securities | Transfer to stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	0	0
Stage 3 | Corporate securities | Cure from stage 2 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	14	0
Stage 3 | Corporate securities | Cure from stage 3 | Impairment | Financial assets measured at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Increase (decrease) through transfers, financial assets	R$ 113	R$ 0